Investment Strategy	Jun. 22, 2026
NYLI U.S. Large Cap R&D Leaders ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund’s policy to invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of U.S. large-capitalization issuers, will be revised as follows:

The Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of U.S. large-capitalization issuers determined to be R&D Leaders.

For purposes of compliance with the Fund’s policy, large-capitalization issuers are issuers whose market capitalization is within the range of market capitalizations of issuers included in the NYLIM U.S. Large Cap R&D Leaders Index. An issuer is determined to be an R&D Leader if it is included in the NYLIM U.S. Large Cap R&D Leaders Index.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of U.S. large-capitalization issuers determined to be R&D Leaders.
NYLI Global Equity R&D Leaders ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund’s policy to invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities, will be revised as follows:

The Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities determined to be R&D Leaders.

For purposes of compliance with the Fund’s policy, an issuer is determined to be an R&D Leader if it is included in the NYLIM Global Equity R&D Leaders Index.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in equity securities determined to be R&D Leaders.